Other investments - Financial assets measured at FVTPL (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Other investments
Non-current	¥ 123,399,000	¥ 90,603,000	¥ 73,870,000
Investment in an unlisted limited partnership enterprise
Other investments
Non-current			73,870,000	$ 10,409,000
Financial assets measured at FVTPL
Other investments
Current	100,000,000	252,866,000	205,329,000
Financial assets measured at FVTPL | Investment in an unlisted limited partnership enterprise
Other investments
Non-current	123,399,000	90,603,000	73,870,000
Financial assets measured at FVTPL | Investments in trust investment schemes
Other investments
Current		202,866,000	¥ 205,329,000
Financial assets measured at FVTPL | Investment in a wealth management product
Other investments
Current		¥ 50,000,000
Financial assets measured at FVTPL | Investment in structured deposit
Other investments
Current	¥ 100,000,000